Account Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2026
Account Payables and Accruals [Abstract]
Schedule of Account Payables and Accruals
	June 30,	December 31,
	2026	2025
Accrued expenses	396	398
Employee benefits	307	358
Other	34	22
	737	778